Annual Total Returns (Bar Chart) (Invesco Moderately Conservative Allocation Fund, Class S, Invesco Moderately Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderately Conservative Allocation Fund | Class S, Invesco Moderately Conservative Allocation Fund
Annual Total Returns
'06	8.13%
'07	6.23%
'08	(21.20%)
'09	17.28%
'10	9.33%